Marketable Securities - InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities - InterCure Ltd [Abstract]
Schedule of financial instruments
	December 31,
	2019	2018
	U.S. dollars in thousands

Marketable securities	2,273	2,847

Marketable securities	2,273	2,847

Schedule of changes in marketable securities
	December 31,
	2019	2018
	U.S. dollars in thousands

Fair value opening balance	2,847	298
Sales	-	(204)
Changes in fair value during the year	(574)	2,753

	2,273	2,847